FINANCIAL INSTRUMENTS - Fair value of financial instruments - Liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
FINANCIAL INSTRUMENTS
Financial liabilities	R$ 21,223,278	R$ 21,987,337
Trade accounts payable - domestic market
FINANCIAL INSTRUMENTS
Financial liabilities	3,641,918	3,892,296
Financial liabilities, at fair value	3,641,918	3,892,296
Trade accounts payable - debtor risk
FINANCIAL INSTRUMENTS
Financial liabilities	381,415	459,899
Financial liabilities, at fair value	381,415	459,899
Trade accounts payable - imports
FINANCIAL INSTRUMENTS
Financial liabilities	986,338	1,365,909
Financial liabilities, at fair value	986,338	1,365,909
Loans and financing
FINANCIAL INSTRUMENTS
Financial liabilities	9,774,752	9,808,021
Financial liabilities, at fair value	10,311,438	9,842,254
Debentures
FINANCIAL INSTRUMENTS
Financial liabilities	4,407,399	3,828,463
Financial liabilities, at fair value	4,403,314	3,829,910
Fair value of derivatives
FINANCIAL INSTRUMENTS
Financial liabilities	3,306	1,747
Financial liabilities, at fair value	3,306	1,747
Other current liabilities
FINANCIAL INSTRUMENTS
Financial liabilities	1,557,010	2,043,921
Financial liabilities, at fair value	1,557,010	2,043,921
Other non-current liabilities
FINANCIAL INSTRUMENTS
Financial liabilities	471,140	587,081
Financial liabilities, at fair value	R$ 471,140	R$ 587,081